Disclosure of joint operations (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Advances from joint venture partners	$ 808,905	$ 341,361
USA [Member]
Statement [Line Items]
Advances from joint venture partners	$ 808,905	$ 341,361